Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Amortization of land use rights	$ 1,338	$ 1,246	$ 1,093